UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1-800-851-0511

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 29, 2024

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxion.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND

Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)

1.75X BULL FUNDS	1.75X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 1.75X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 1.75X Fund (DXSLX)
Direxion Monthly Small Cap Bull 1.75X Fund (DXRLX)
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (DXKSX)

Table of Contents

Letter to Shareholders	4
Expense Example	9
Allocation of Portfolio Holdings	11
Schedules of Investments	12
Statements of Assets and Liabilities	19
Statements of Operations	22
Statements of Changes in Net Assets	25
Financial Highlights	29
Notes to the Financial Statements	31
Supplemental Information	43
Board Review of Liquidity Risk Management Program	44
Trustees and Officers	45

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Monthly Leveraged Mutual Funds (each a "Fund" and collectively the "Funds") covers the period from September 1, 2023 to February 29, 2024 (the "Semi-Annual Period").

Market Review:

The Semi-Annual Period began with pressure on equities as bond yields grew and inflation was top of mind for investors. In September 2023, the S&P 500 Index was down 4.8%, and gas prices rose. Geopolitical tension also contributed to weaker equity markets; the Chinese economy's recovery lagged, the war in Ukraine continued, and the Israeli-Palestinian war began. Despite these headwinds, November 2023 experienced a significant rally, with the S&P 500 up 9.1%. In particular, rate-sensitive areas like real estate and tech had strong performance, while energy underperformed. The "Magnificent Seven" (Apple Inc., Alphabet Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation and Tesla, Inc.) rose to prominence during the Semi-Annual Period as tech rallied. 2023 ended on a bullish note, with all eleven sectors posting positive returns in December. Additionally, small caps had a standout month, with the Russell 2000 up 12.2% in December 2023. 2024 started on a mostly optimistic note for equity markets, although the momentum for small caps did not last. The February core consumer price index reading showed prices up 0.4% month-over-month but was still trending downward and far below its peak. Despite this higher-than-expected inflation, the U.S. economy remained resilient. At the end of the Semi-Annual Period, the geopolitical landscape remained rough in the Middle East and Ukraine.

In September 2023, government bonds hit the highest level since the beginning of the Federal Reserve's hiking cycle. In November, yields began to decline, which continued through the end of the year, prompting a rally for the bond markets. All eyes were on the Federal Reserve during the Semi-Annual Period as they began to discuss the possibility of rate cuts in light of lower treasury yields, indicating a dovish pivot. Inflation began to ease, but remained at elevated levels that did not reach the Fed's 2% target. At the beginning of 2024, longer term treasury curves increased slightly. There are three rate cuts penciled in for 2024, although the exact timing remained unclear at the end of the Semi-Annual Period.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's underlying index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the Funds' calendar month investment objective, the Funds' calendar month index returns are most important. The market conditions affecting the Funds' underlying indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125% or 175% (for the Bull Funds) or -175% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: A leveraged Fund's investment objective is to provide a multiple, or inverse multiple, of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept that applies to all leveraged investments – returns of the Funds over longer periods will differ from the Funds' calendar month stated investment objective. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets should enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of SOFR1 plus or minus a spread, and a Bear Fund receives SOFR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs

1  Secured Overnight Financing Rate (SOFR): benchmark interest rate for dollar-denominated derivatives and loans that is replacing the London interbank offered rate (LIBOR). SOFR is based on transactions in the Treasury repurchase market and is seen as preferable to LIBOR since it is based on data from observable transactions rather than on estimated borrowing rates.

DIREXION SEMI-ANNUAL REPORT

create a drag on a Bull Fund's performance. Because SOFR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transaction costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to a Fund's use of leverage, significant purchase and redemption activity by Fund shareholders, or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 175% or -175% of the calendar month performance of a particular underlying index. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the underlying index, depending on the performance of the underlying index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the underlying index performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than one calendar month, will likely deviate from the multiple of the underlying index performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking calendar month leveraged investment results, for a Bear Fund, understand the risks of shorting, and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125% or 175% of the return of an underlying index, meaning the Bull Funds attempt to move in the same direction as the underlying index. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -175% of the return of an underlying index, meaning that Bear Funds attempt to move in the opposite or inverse direction of the underlying index.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser"), uses a statistical and quantitative analysis to determine each Fund's investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund's investments in accordance with its calendar month investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's investment objective. In general, if a Fund is performing as designed, the return of the underlying index will dictate the return for that Fund. Generally, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with the Fund's investment objective. Financial instruments may include swap agreements, exchange-traded funds ("ETFs"), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

DIREXION SEMI-ANNUAL REPORT

Each Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in, or shorting, securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

Each Fund may use a combination of swaps on its respective underlying index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the underlying index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that a Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the underlying index as it would if the Fund used swaps that utilized the underlying index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund's return.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular underlying index. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment objectives. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant underlying index for the period. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 5.73%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned 5.37%, while the model indicated an expected return of 6.87%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund seeks to provide 125% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 16.89%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 19.23%, while the model indicated an expected return of 21.18%.

The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 16.89%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer

DIREXION SEMI-ANNUAL REPORT

periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned 25.83%, while the model indicated an expected return of 29.80%.

The Direxion Monthly S&P 500® Bull 1.75X Fund seeks to provide 175% calendar month return of the S&P 500® Index. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 13.93%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 1.75X Fund returned 20.61%, while the model indicated an expected return of 24.42%.

The Direxion Monthly Small Cap Bull 1.75X Fund seeks to provide 175% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 8.97%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Small Cap Bull 1.75X Fund returned 10.34%, while the model indicated an expected return of 13.75%.

The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund seek to provide 175% and -175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 1.01%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund returned -1.78%, while the model indicated an expected return of 1.43%. The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund returned 2.38%, while the model indicated an expected return of -2.99%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick	Corey Noltner
Principal Executive Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 800.851.0511, or visit www.direxion.com.

DIREXION SEMI-ANNUAL REPORT

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 800.851.0511 or visit www.direxion.com. The prospectus should be read carefully before investing.

S&P 500: The S&P 500 Index, or Standard & Poor's 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

Investing in the Direxion Funds may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund increases the risk to the Fund. The Direxion Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking monthly leveraged, or monthly inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Funds are not designed to track their respective underlying indices over a period of time longer than one calendar month.

An investment in each Fund involves risk, including the possible loss of principal. Each Fund is non-diversified and includes risks associated with concentration which results from a Fund's investment in a particular industry, sector, or geographic region, which can result in increased volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. Each Fund does not attempt to, and should not be expected to, provide returns which are a multiple, or inverse multiple, of the return of its underlying index for periods other than a full calendar month. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 29, 2024

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2023 – February 29, 2024).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 29, 2024

	Annualized Expense Ratio	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.35%	$1,000.00	$1,053.70	$6.89
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Based on actual fund return	1.25%	1,000.00	1,192.30	6.81
Based on hypothetical 5% return	1.25%	1,000.00	1,018.65	6.27
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Based on actual fund return	1.56%	1,000.00	1,258.30	8.76
Based on hypothetical 5% return	1.56%	1,000.00	1,017.11	7.82
Direxion Monthly S&P 500 Bull 1.75X Fund
Based on actual fund return	1.45%	1,000.00	1,206.10	7.95
Based on hypothetical 5% return	1.45%	1,000.00	1,017.65	7.27
Direxion Monthly Small Cap Bull 1.75X Fund
Based on actual fund return	1.42%	1,000.00	1,103.40	7.43
Based on hypothetical 5% return	1.42%	1,000.00	1,017.80	7.12
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Based on actual fund return	1.41%	1,000.00	982.20	6.95
Based on hypothetical 5% return	1.41%	1,000.00	1,017.85	7.07
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Based on actual fund return	1.72%	1,000.00	1,023.80	8.65
Based on hypothetical 5% return	1.72%	1,000.00	1,016.31	8.62

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days (the number of days in the period of September 1, 2023 to February 29, 2024), then divided by 366.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 29, 2024

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	19%	80%	1%	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	47%	49%	4%	100%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	35%	55%	10%	100%
Direxion Monthly S&P 500® Bull 1.75X Fund	42%	49%	9%	100%
Direxion Monthly Small Cap Bull 1.75X Fund	52%	41%	7%	100%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	51%	50%	(1)%	100%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	97%	—	3%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 80.2%
241,108	iShares iBoxx High Yield Corporate Bond ETF (a)	$18,644,882
197,103	SPDR Bloomberg High Yield Bond ETF (a)	18,649,886
	TOTAL INVESTMENT COMPANIES (Cost $35,635,454)	$37,294,768
SHORT TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
2,440,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	$2,440,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,440,000)	$2,440,000
	TOTAL INVESTMENTS (Cost $38,075,454) - 85.5%	$39,734,768
	Other Assets in Excess of Liabilities - 14.5%	6,742,087
	TOTAL NET ASSETS - 100.0%	$46,476,855

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,440,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.8100% representing 1 month SOFR rate + spread	UBS Securities LLC	10/9/2024	199,506	$17,959,822	$638,165

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 49.4%
16,574	Invesco QQQ Trust Series 1 (a)	$7,275,986
	TOTAL INVESTMENT COMPANIES (Cost $6,519,606)	$7,275,986
SHORT TERM INVESTMENTS - 12.1%
Money Market Funds - 12.1%
1,074,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (b)(c)	$1,074,081
710,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	710,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,784,081)	$1,784,081
	TOTAL INVESTMENTS (Cost $8,303,687) - 61.5%	$9,060,067
	Other Assets in Excess of Liabilities - 38.5%	5,668,932
	TOTAL NET ASSETS - 100.0%	$14,728,999

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,784,081.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.9100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	302	$5,004,765	$406,371
Total return of NASDAQ-100® Index	5.9600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	315	5,519,111	146,239
					$10,523,876	$552,610

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 54.8%
539,067	Invesco QQQ Trust Series 1 (a)	$236,650,413
	TOTAL INVESTMENT COMPANIES (Cost $167,009,952)	$236,650,413
SHORT TERM INVESTMENTS - 16.6%
Money Market Funds - 16.6%
52,169,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (b)(c)	$52,169,830
19,540,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	19,540,000
	TOTAL SHORT TERM INVESTMENTS (Cost $71,709,830)	$71,709,830
	TOTAL INVESTMENTS (Cost $238,719,782) - 71.4%	$308,360,243
	Other Assets in Excess of Liabilities - 28.6%	123,621,688
	TOTAL NET ASSETS - 100.0%	$431,981,931

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $71,709,830.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	5.9100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	14,591	$235,712,237	$24,995,393
Total return of NASDAQ-100® Index	5.9600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	14,201	235,202,216	18,453,947
					$470,914,453	$43,449,340

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
114,865	iShares Core S&P 500 ETF (a)	$58,632,839
	TOTAL INVESTMENT COMPANIES (Cost $46,873,946)	$58,632,839
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
16,480,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (b)(c)	$16,480,000
4,750,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	4,750,000
	TOTAL SHORT TERM INVESTMENTS (Cost $21,230,000)	$21,230,000
	TOTAL INVESTMENTS (Cost $68,103,946) - 66.6%	$79,862,839
	Other Assets in Excess of Liabilities - 33.4%	40,127,340
	TOTAL NET ASSETS - 100.0%	$119,990,179

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,230,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.9100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	16,195	$74,656,620	$7,148,769
Total return of S&P 500® Index	5.8100% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	13,517	64,356,387	4,052,143
					$139,013,007	$11,200,912

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 40.7%
26,556	iShares Russell 2000 ETF (a)	$5,410,254
	TOTAL INVESTMENT COMPANIES (Cost $4,667,618)	$5,410,254
SHORT TERM INVESTMENTS - 20.3%
Money Market Funds - 20.3%
2,051,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (b)(c)	$2,051,941
650,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	650,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,701,941)	$2,701,941
	TOTAL INVESTMENTS (Cost $7,369,559) - 61.0%	$8,112,195
	Other Assets in Excess of Liabilities - 39.0%	5,186,514
	TOTAL NET ASSETS - 100.0%	$13,298,709

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,701,941.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	5.6100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	5,014	$9,579,529	$667,651
Total return of Russell 2000® Index	5.9800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	3,678	7,221,756	275,849
					$16,801,285	$943,500

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 49.8%
43,932	iShares 7-10 Year Treasury Bond ETF (a)	$4,139,273
	TOTAL INVESTMENT COMPANIES (Cost $3,948,021)	$4,139,273
SHORT TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
1,340,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (b)(c)	$1,340,000
761,473	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (b)(c)	761,473
	TOTAL SHORT TERM INVESTMENTS (Cost $2,101,473)	$2,101,473
	TOTAL INVESTMENTS (Cost $6,049,494) - 75.1%	$6,240,746
	Other Assets in Excess of Liabilities - 24.9%	2,074,555
	TOTAL NET ASSETS - 100.0%	$8,315,301

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2024.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,101,473.

Long Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	5.7600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	68,926	$6,475,217	$(27,373)
Total return of iShares 7-10 Year Treasury Bond ETF	5.8600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	41,673	3,982,272	(85,924)
					$10,457,489	$(113,297)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 32.2%
Money Market Funds - 32.2%
80,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.17% (a)(b)	$80,000
210,000	Invesco Government & Agency Portfolio Institutional Shares, 5.24% (a)(b)	210,000
	TOTAL SHORT TERM INVESTMENTS (Cost $290,000)	$290,000
	TOTAL INVESTMENTS (Cost $290,000) - 32.2%	$290,000
	Other Assets in Excess of Liabilities - 67.8%	611,153
	TOTAL NET ASSETS - 100.0%	$901,153

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2024.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $290,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.4600% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	3,593	$339,443	$2,231
4.4100% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	13,144	1,256,048	22,852
					$1,595,491	$25,083

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2024

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$39,734,768	$9,060,067	$308,360,243
Cash equivalents	12,453,242	5,513,405	134,581,708
Receivable for Fund shares sold	7,189	278	959,048
Due from broker for swap contracts	—	—	295,499
Receivable for Investment securities sold	4,943,580	—	—
Unrealized appreciation on swap contracts	638,165	552,610	43,449,340
Dividends and interest receivable	46,599	31,011	861,662
Prepaid expenses and other assets	49,873	27,982	17,164
Total Assets	57,873,416	15,185,353	488,524,664
Liabilities:
Payable for Fund shares redeemed	6,387,505	28,262	160,792
Investment securities purchased	4,912,162	—	32,925,675
Due to broker for swap contracts	1,575	—	—
Deposits from broker for swap contracts	—	400,000	22,510,000
Due to Adviser, net (Note 4)	30,197	438	271,910
Accrued distribution expenses	10,367	2,459	84,174
Accrued expenses and other liabilities	54,755	25,195	590,182
Total Liabilities	11,396,561	456,354	56,542,733
Net Assets	$46,476,855	$14,728,999	$431,981,931
Net Assets Consist of:
Capital stock	$78,997,472	$16,448,561	$376,439,208
Total distributable earnings (loss)	(32,520,617)	(1,719,562)	55,542,723
Net Assets	$46,476,855	$14,728,999	$431,981,931
Calculation of Net Asset Value Per Share:
Net assets	$46,476,855	$14,728,999	$431,981,931
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,730,563	214,603	5,847,997
Net asset value, redemption price and offering price per share	$17.0210	$68.6337	$73.8684
Cost of Investments	$38,075,454	$8,303,687	$238,719,782

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2024

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$79,862,839	$8,112,195
Cash equivalents	35,513,040	4,779,813
Receivable for Fund shares sold	246,752	139,479
Unrealized appreciation on swap contracts	11,200,912	943,500
Dividends and interest receivable	237,369	28,268
Prepaid expenses and other assets	1,597	16,029
Total Assets	127,062,509	14,019,284
Liabilities:
Payable for Fund shares redeemed	145,796	7,424
Deposits from broker for swap contracts	6,720,000	680,000
Due to Adviser, net (Note 4)	76,910	5,319
Accrued distribution expenses	23,450	2,462
Accrued expenses and other liabilities	106,174	25,370
Total Liabilities	7,072,330	720,575
Net Assets	$119,990,179	$13,298,709
Net Assets Consist of:
Capital stock	$100,933,041	$20,239,342
Total distributable earnings (loss)	19,057,138	(6,940,633)
Net Assets	$119,990,179	$13,298,709
Calculation of Net Asset Value Per Share:
Net assets	$119,990,179	$13,298,709
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,034,822	169,740
Net asset value, redemption price and offering price per share	$58.9684	$78.3475
Cost of Investments	$68,103,946	$7,369,559

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2024

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Assets:
Investments, at fair value (Note 2)	$6,240,746	$290,000
Cash	2,897	—
Cash equivalents	2,153,744	621,450
Receivable for Fund shares sold	35,010	—
Due from Adviser, net (Note 4)	—	4,406
Unrealized appreciation on swap contracts	—	25,083
Dividends and interest receivable	21,545	3,808
Prepaid expenses and other assets	19,678	677
Total Assets	8,473,620	945,424
Liabilities:
Payable for Fund shares redeemed	4,093	9,779
Due to broker for swap contracts	860	—
Unrealized depreciation on swap contracts	113,297	—
Due to Adviser, net (Note 4)	3,440	—
Accrued distribution expenses	2,050	180
Accrued expenses and other liabilities	34,579	34,312
Total Liabilities	158,319	44,271
Net Assets	$8,315,301	$901,153
Net Assets Consist of:
Capital stock	$14,820,207	$18,801,859
Total distributable loss	(6,504,906)	(17,900,706)
Net Assets	$8,315,301	$901,153
Calculation of Net Asset Value Per Share:
Net assets	$8,315,301	$901,153
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	347,931	30,517
Net asset value, redemption price and offering price per share	$23.8993	$29.5295
Cost of Investments	$6,049,494	$290,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2024

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100 Bull 1.25X Fund	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Investment Income:
Dividend income	$875,340	$16,764	$739,931
Interest income	218,299	162,305	4,280,178
Total investment income	1,093,639	179,069	5,020,109
Expenses:
Investment advisory fees (Note 4)	147,850	39,405	1,386,846
Distribution expenses (Note 4)	49,283	13,135	462,282
State registration fees	32,080	25,379	38,704
Accounting fees	21,189	5,663	199,302
Professional fees	12,016	7,301	112,736
Management service fees (Note 4)	4,842	1,291	45,429
Licensing fees	3,520	3,152	73,965
Report to shareholders	2,613	841	38,578
Administration fees	2,257	603	21,224
Insurance fees	2,072	682	31,764
Trustees' fees	1,794	575	27,624
Miscellaneous expense	810	240	8,386
Interest expense	—	5,428	394,315
Other	1,874	617	28,733
Total expenses	282,200	104,312	2,869,888
Recoupment of expenses of Adviser (Note 4)	537	—	24,723
Less: Reimbursement of expenses from Adviser (Note 4)	(16,606)	(38,464)	(3,974)
Net expenses	266,131	65,848	2,890,637
Net investment income	827,508	113,221	2,129,472
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investments	(133,640)	499,273	(359,559)
Swap contracts	1,953	1,438,049	71,665,372
	(131,687)	1,937,322	71,305,813
Change in net unrealized appreciation (depreciation) on:
Investments	1,248,671	329,538	27,853,506
Swap contracts	460,432	127,262	(11,708,017)
	1,709,103	456,800	16,145,489
Net realized and unrealized gain	1,577,416	2,394,122	87,451,302
Net increase in net assets resulting from operations	$2,404,924	$2,507,343	$89,580,774

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2024

	Direxion Monthly S&P 500 Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund
Investment Income:
Dividend income	$349,757	$44,567
Interest income	1,242,235	135,846
Total investment income	1,591,992	180,413
Expenses:
Investment advisory fees (Note 4)	349,321	38,530
Distribution expenses (Note 4)	116,441	12,843
Accounting fees	50,161	5,537
Interest expense	44,945	3,422
Professional fees	30,259	8,466
State registration fees	22,878	11,967
Management service fees (Note 4)	11,441	1,262
Licensing fees	9,372	3,596
Report to shareholders	9,073	1,236
Insurance fees	7,450	1,026
Trustees' fees	6,527	903
Administration fees	5,337	590
Miscellaneous expense	2,155	288
Other	6,739	928
Total expenses	672,099	90,594
Recoupment of expenses of Adviser (Note 4)	8,861	—
Less: Reimbursement of expenses from Adviser (Note 4)	(7,236)	(17,818)
Net expenses	673,724	72,776
Net investment income	918,268	107,637
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	(84,215)
Swap contracts	3,375,967	123,670
	3,375,967	39,455
Change in net unrealized appreciation on:
Investments	5,969,992	406,633
Swap contracts	9,499,476	710,099
	15,469,468	1,116,732
Net realized and unrealized gain	18,845,435	1,156,187
Net increase in net assets resulting from operations	$19,763,703	$1,263,824

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2024

	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Investment Income:
Dividend income	$112,396	$—
Interest income	162,319	134,056
Total investment income	274,715	134,056
Expenses:
Investment advisory fees (Note 4)	47,604	20,240
Distribution expenses (Note 4)	15,868	6,747
State registration fees	12,527	17,049
Professional fees	7,000	8,851
Accounting fees	6,832	2,932
Licensing fees	4,987	4,987
Interest expense	3,922	3,703
Management service fees (Note 4)	1,559	664
Report to shareholders	769	1,342
Administration fees	727	314
Insurance fees	593	1,139
Trustees' fees	515	1,000
Miscellaneous expense	264	98
Other	537	1,031
Excise taxes	—	6,167
Total expenses	103,704	76,264
Less: Reimbursement of expenses from Adviser (Note 4)	(14,095)	(29,962)
Net expenses	89,609	46,302
Net investment income	185,106	87,754
Realized and unrealized gain (loss) on investments:
Net realized gain on:
Investments	117,586	—
Swap contracts	674,390	2,133,415
	791,976	2,133,415
Change in net unrealized appreciation (depreciation) on:
Investments	221,944	—
Swap contracts	(37,233)	(859,746)
	184,711	(859,746)
Net realized and unrealized gain	976,687	1,273,669
Net increase in net assets resulting from operations	$1,161,793	$1,361,423

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100 Bull 1.25X Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in net assets from:
Operations:
Net investment income	$827,508	$1,687,487	$113,221	$63,576
Net realized gain (loss)	(131,687)	(6,215,178)	1,937,322	158,131
Change in net unrealized appreciation	1,709,103	372,646	456,800	1,653,222
Net increase (decrease) in net assets resulting from operations	2,404,924	(4,155,045)	2,507,343	1,874,929
Distributions to shareholders:
Net distributions to shareholders	(833,217)	(1,685,533)	(27,963)	—
Total distributions	(833,217)	(1,685,533)	(27,963)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	21,847,815	9,895,540	(1,743,046)	4,836,403
Total increase in net assets	23,419,522	4,054,962	736,334	6,711,332
Net assets:
Beginning of year/period	23,057,333	19,002,371	13,992,665	7,281,333
End of year/period	$46,476,855	$23,057,333	$14,728,999	$13,992,665

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	9,754,086	$161,421,304	60,123,271	$1,000,428,146
Shares issued in reinvestment of distributions	49,641	832,218	91,144	1,517,787
Shares redeemed	(8,470,791)	(140,405,707)	(59,950,832)	(992,050,393)
Net increase	1,332,936	$21,847,815	263,583	$9,895,540
	Direxion Monthly NASDAQ-100 Bull 1.25X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,408,626	$83,551,532	1,307,169	$68,241,341
Shares issued in reinvestment of distributions	444	27,460	—	—
Shares redeemed	(1,437,023)	(85,322,038)	(1,229,166)	(63,404,938)
Net increase (decrease)	(27,953)	$(1,743,046)	78,003	$4,836,403

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100 Bull 1.75X Fund		Direxion Monthly S&P 500 Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in net assets from:
Operations:
Net investment income	$2,129,472	$3,665,616	$918,268	$1,196,374
Net realized gain (loss)	71,305,813	(42,597,095)	3,375,967	(805,864)
Change in net unrealized appreciation	16,145,489	136,917,443	15,469,468	12,552,634
Net increase in net assets resulting from operations	89,580,774	97,985,964	19,763,703	12,943,144
Distributions to shareholders:
Net distributions to shareholders	(1,780,224)	—	(660,881)	—
Total distributions	(1,780,224)	—	(660,881)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(16,519,781)	(10,708,097)	17,698,937	(15,626,460)
Total increase (decrease) in net assets	71,280,769	87,277,867	36,801,759	(2,683,316)
Net assets:
Beginning of year/period	360,701,162	273,423,295	83,188,420	85,871,736
End of year/period	$431,981,931	$360,701,162	$119,990,179	$83,188,420

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100 Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,207,220	$136,805,117	3,644,115	$169,708,594
Shares issued in reinvestment of distributions	27,394	1,755,621	—	—
Shares redeemed	(2,502,324)	(155,080,519)	(3,991,918)	(180,416,691)
Net decrease	(267,710)	$(16,519,781)	(347,803)	$(10,708,097)
	Direxion Monthly S&P 500 Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,118,157	$56,111,907	2,599,212	$109,860,274
Shares issued in reinvestment of distributions	12,472	653,887	—	—
Shares redeemed	(786,024)	(39,066,857)	(3,004,642)	(125,486,734)
Net increase (decrease)	344,605	$17,698,937	(405,430)	$(15,626,460)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 1.75X Fund		Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in net assets from:
Operations:
Net investment income	$107,637	$147,156	$185,106	$241,230
Net realized gain (loss)	39,455	(1,879,311)	791,976	(1,564,973)
Change in net unrealized appreciation	1,116,732	1,230,083	184,711	9,631
Net increase (decrease) in net assets resulting from operations	1,263,824	(502,072)	1,161,793	(1,314,112)
Distributions to shareholders:
Net distributions to shareholders	(83,098)	—	(197,048)	—
Total distributions	(83,098)	—	(197,048)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	1,101,095	941,999	3,817,276	(298,991)
Total increase (decrease) in net assets	2,281,821	439,927	4,782,021	(1,613,103)
Net assets:
Beginning of year/period	11,016,888	10,576,961	3,533,280	5,146,383
End of year/period	$13,298,709	$11,016,888	$8,315,301	$3,533,280

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	175,021	$12,169,242	511,153	$36,072,300
Shares issued in reinvestment of distributions	1,064	81,290	—	—
Shares redeemed	(160,369)	(11,149,437)	(504,227)	(35,130,301)
Net increase	15,716	$1,101,095	6,926	$941,999
	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,478,126	$34,472,146	2,049,343	$54,161,102
Shares issued in reinvestment of distributions	7,889	196,150	—	—
Shares redeemed	(1,281,803)	(30,851,020)	(2,090,208)	(54,460,093)
Net increase (decrease)	204,212	$3,817,276	(40,865)	$(298,991)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (Decrease) in net assets from:
Operations:
Net investment income	$87,754	$176,280
Net realized gain	2,133,415	13,771
Change in net unrealized appreciation (depreciation)	(859,746)	862,533
Net increase in net assets resulting from operations	1,361,423	1,052,584
Distributions to shareholders:
Net distributions to shareholders	(85,129)	—
Total distributions	(85,129)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(15,525,696)	11,447,563
Total increase (decrease) in net assets	(14,249,402)	12,500,147
Net assets:
Beginning of year/period	15,150,555	2,650,408
End of year/period	$901,153	$15,150,555

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	37,956	$1,252,031	768,876	$22,628,693
Shares issued in reinvestment of distributions	2,801	82,630	—	—
Shares redeemed	(494,013)	(16,860,357)	(382,291)	(11,181,130)
Net increase (decrease)	(453,256)	$(15,525,696)	386,585	$11,447,563

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2024

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 29, 2024 (Unaudited)	$16.4975	$0.3508	$0.3508	$0.5245	$0.8753	$(0.3518)	$—	$—	$(0.3518)	$17.0210	5.37%	$46,477	1.43%	1.35%	4.20%	1.43%	1.35%	4.20%	319%
Year ended August 31, 2023	16.7563	0.9404	0.9406	0.0116	0.9520	(1.2108)	—	—	(1.2108)	16.4975	5.94%	23,057	1.49%	1.35%	5.65%	1.49%	1.35%	5.65%	2,720%
Year ended August 31, 2022	21.5738	0.5016	0.5022	(3.4969)	(2.9953)	(1.7801)	—	(0.0421)	(1.8222)	16.7563	-14.45%	19,002	1.37%	1.35%	2.53%	1.37%	1.35%	2.53%	2,768%
Year ended August 31, 2021	20.3448	0.4224	0.4224	1.2803	1.7027	(0.4611)	—	(0.0126)	(0.4737)	21.5738	8.46%	91,324	1.33%	1.35%	2.00%	1.33%	1.35%	2.00%	1,181%
Year ended August 31, 2020	22.0134	0.6235	0.6237	(0.8951)	(0.2716)	(1.3765)	—	(0.0205)	(1.3970)	20.3448	-0.66%	74,100	1.38%	1.35%	2.93%	1.38%	1.35%	2.93%	1,713%
Year ended August 31, 2019	23.5163	0.9793	0.9824	(0.1176)	0.8617	(2.2150)	—	(0.1496)	(2.3646)	22.0134	4.44%	135,046	1.40%	1.37%	4.39%	1.38%	1.35%	4.41%	1,488%
Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Six Months Ended February 29, 2024 (Unaudited)	57.6884	0.6438	0.6746	10.4367	11.0805	(0.1352)	—	—	(0.1352)	68.6337	19.23%	14,729	1.98%	1.25%	2.16%	1.88%	1.15%	2.26%	543%
Year ended August 31, 2023	44.2492	0.7267	0.7471	12.7125	13.4392	—	—	—	—	57.6884	30.37%	13,993	2.30%	1.19%	1.47%	2.26%	1.15%	1.51%	1,037%
Year ended August 31, 2022	65.5581	(0.6681)	(0.5530)	(15.8640)	(16.5321)	—	(4.7768)	—	(4.7768)	44.2492	-27.50%	7,281	1.77%	1.35%	(1.15)%	1.57%	1.15%	(0.95)%	0%
Year ended August 31, 2021	52.5948	(0.6135)	(0.6118)	17.6713	17.0578	—	(4.0945)	—	(4.0945)	65.5581	34.93%	20,940	1.50%	1.15%	(1.13)%	1.50%	1.15%	(1.13)%	0%
Year ended August 31, 2020	32.4749	(0.1129)	(0.0921)	22.5010	22.3881	(2.2682)	—	—	(2.2682)	52.5948	72.08%	14,181	1.67%	1.20%	(0.29)%	1.62%	1.15%	(0.24)%	6,825%
Year ended August 31, 2019	33.1531	0.3204	0.3284	(0.8901)	(0.5697)	(0.1085)	—	—	(0.1085)	32.4749	-1.67%	17,314	1.62%	1.18%	1.03%	1.59%	1.15%	1.06%	0%
Direxion Monthly NASDAQ-100 Bull 1.75X Fund
Six Months Ended February 29, 2024 (Unaudited)	58.9795	0.3532	0.4187	14.8360	15.1892	(0.3003)	—	—	(0.3003)	73.8684	25.83%	431,982	1.55%	1.56%	1.15%	1.34%	1.35%	1.36%	6%
Year ended August 31, 2023	42.3026	0.5854	0.6099	16.0915	16.6769	—	—	—	—	58.9795	39.42%	360,701	1.43%	1.41%	1.32%	1.37%	1.35%	1.38%	0%
Year ended August 31, 2022	81.9788	(0.6215)	(0.6161)	(29.7191)	(30.3406)	—	(9.3356)	—	(9.3356)	42.3026	-42.34%	273,423	1.33%	1.34%	(0.99)%	1.32%	1.33%	(0.98)%	0%
Year ended August 31, 2021	57.3092	(0.7967)	(0.7894)	31.5245	30.7278	—	(6.0582)	—	(6.0582)	81.9788	59.47%	595,324	1.33%	1.36%	(1.29)%	1.32%	1.35%	(1.28)%	0%
Year ended August 31, 2020	24.9700	(0.2361)	(0.2205)	32.7351	32.4990	(0.1598)	—	—	(0.1598)	57.3092	130.64%	427,572	1.42%	1.40%	(0.71)%	1.37%	1.35%	(0.66)%	124%
Year ended August 31, 2019	29.6100	0.1400	0.2200	(2.3400)	(2.2000)	—	(2.4400)	—	(2.4400)	24.9700	-6.42%	181,532	1.69%	1.66%	0.59%	1.38%	1.35%	0.90%	0%
Direxion Monthly S&P 500 Bull 1.75X Fund
Six Months Ended February 29, 2024 (Unaudited)	49.2176	0.4969	0.5212	9.6012	10.0981	(0.3473)	—	—	(0.3473)	58.9684	20.61%	119,990	1.45%	1.45%	1.97%	1.35%	1.35%	2.07%	0%
Year ended August 31, 2023	40.9762	0.6496	0.6780	7.5918	8.2414	—	—	—	—	49.2176	20.11%	83,188	1.51%	1.42%	1.54%	1.44%	1.35%	1.61%	0%
Year ended August 31, 2022	59.6732	(0.5001)	(0.4943)	(13.3945)	(13.8946)	—	(4.8024)	—	(4.8024)	40.9762	-25.79%	85,872	1.36%	1.36%	(0.96)%	1.35%	1.35%	(0.95)%	0%
Year ended August 31, 2021	37.0026	(0.5495)	(0.5476)	23.9343	23.3848	—	(0.7142)	—	(0.7142)	59.6732	64.19%	124,964	1.33%	1.35%	(1.22)%	1.33%	1.35%	(1.22)%	0%
Year ended August 31, 2020	27.4400	(0.0608)	(0.0555)	9.9095	9.8487	(0.2861)	—	—	(0.2861)	37.0026	36.00%	93,419	1.42%	1.37%	(0.21)%	1.40%	1.35%	(0.19)%	221%
Year ended August 31, 2019	31.6400	0.1800	0.2600	(1.3400)	(1.1600)	(0.0000)[9]	(3.0400)	—	(3.0400)	27.4400	-2.70%	60,598	1.68%	1.64%	0.65%	1.39%	1.35%	0.94%	0%
Direxion Monthly Small Cap Bull 1.75X Fund
Six Months Ended February 29, 2024 (Unaudited)	71.5271	0.7103	0.7328	6.6716	7.3819	(0.5615)	—	—	(0.5615)	78.3475	10.34%	13,299	1.77%	1.42%	2.09%	1.70%	1.35%	2.16%	0%
Year ended August 31, 2023	71.9042	1.0664	1.1045	(1.4435)	(0.3771)	—	—	—	—	71.5271	-0.52%	11,017	1.78%	1.41%	1.54%	1.72%	1.35%	1.60%	24%
Year ended August 31, 2022	115.4318	(0.9595)	(0.9553)	(41.6395)	(42.5990)	—	(0.9286)	—	(0.9286)	71.9042	-37.17%	10,577	1.60%	1.35%	(1.01)%	1.60%	1.35%	(1.01)%	33%
Year ended August 31, 2021	56.9002	(1.2566)	(1.2558)	59.7882	58.5316	—	—	—	—	115.4318	102.87%	23,514	1.54%	1.35%	(1.28)%	1.54%	1.35%	(1.28)%	0%
Year ended August 31, 2020	59.3800	(0.1257)	(0.1100)	(1.7271)	(1.8528)	(0.6270)	—	—	(0.6270)	56.9002	-3.35%	13,962	1.66%	1.38%	(0.22)%	1.63%	1.35%	(0.19)%	172%
Year ended August 31, 2019	97.0400	0.6100	0.6700	(31.5200)	(30.9100)	(0.0700)	(6.6800)	—	(6.7500)	59.3800	-32.04%	13,647	1.65%	1.43%	0.86%	1.57%	1.35%	0.94%	0%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Six Months Ended February 29, 2024 (Unaudited)	24.5846	0.3493	0.3568	(0.7779)	(0.4286)	(0.2567)	—	—	(0.2567)	23.8993	-1.78%	8,315	1.63%	1.41%	2.92%	1.57%	1.35%	2.98%	197%
Year ended August 31, 2023	27.8810	0.5610	0.5662	(3.8574)	(3.2964)	—	—	—	—	24.5846	-11.82%	3,533	1.73%	1.37%	2.13%	1.71%	1.35%	2.15%	351%
Year ended August 31, 2022	37.5442	(0.2642)	(0.2636)	(9.3990)	(9.6632)	—	—	—	—	27.8810	-25.74%	5,146	1.66%	1.35%	(0.77)%	1.66%	1.35%	(0.77)%	144%
Year ended August 31, 2021	42.1433	(0.4026)	(0.4024)	(2.9204)	(3.3230)	—	(1.2761)	—	(1.2761)	37.5442	-8.06%	25,364	1.44%	1.35%	(1.04)%	1.44%	1.35%	(1.04)%	0%
Year ended August 31, 2020	40.7800	(0.2072)	(0.2050)	4.7203	4.5131	(0.4677)	(2.6821)	—	(3.1498)	42.1433	12.49%	49,645	1.49%	1.36%	(0.51)%	1.48%	1.35%	(0.50)%	74%
Year ended August 31, 2019	32.9200	0.3000	0.3100	7.5600	7.8600	—	—	—	—	40.7800	23.88%	47,172	1.56%	1.39%	0.83%	1.52%	1.35%	0.87%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2024

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Six Months Ended February 29, 2024 (Unaudited)	$31.3175	$0.5294	$0.5890	$0.2129	$0.7423	$(2.5303)	$—	$—	$(2.5303)	$29.5295	2.38%	$901	2.83%	1.72%	3.25%	2.46%	1.35%	3.62%	0%
Year ended August 31, 2023	27.2709	0.8986	0.9183	3.1480	4.0466	—	—	—	—	31.3175	14.84%	15,151	2.16%	1.42%	2.99%	2.09%	1.35%	3.06%	0%
Year ended August 31, 2022	21.4288	(0.2380)	(0.2328)	6.0801	5.8421	—	—	—	—	27.2709	27.26%	2,650	2.28%	1.37%	(0.99)%	2.26%	1.35%	(0.97)%	0%
Year ended August 31, 2021	20.6527	(0.2934)	(0.2934)	1.0695	0.7761	—	—	—	—	21.4288	3.76%	9,273	2.57%	1.35%	(1.34)%	2.57%	1.35%	(1.34)%	0%
Year ended August 31, 2020	24.3400	(0.0606)	(0.0606)	(3.3051)	(3.3657)	(0.3216)	—	—	(0.3216)	20.6527	-14.07%	1,337	4.34%	1.35%	(0.26)%	4.34%	1.35%	(0.26)%	0%
Year ended August 31, 2019	30.5600	0.2600	0.2600	(6.4800)	(6.2200)	—	—	—	—	24.3400	-20.35%	2,332	3.54%	1.35%	0.89%	3.54%	1.35%	0.89%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year.

2  Includes interest expense and extraordinary expense which is comprised of excise tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of excise tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 366 days are also excluded from portfolio turnover calculation.

9  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 29, 2024

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which seven are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The seven Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Fund with the word "Bear" in its name attempts to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	NASDAQ-100® Index	175%
Direxion Monthly S&P 500® Bull 1.75X Fund	S&P 500® Index	175%
Direxion Monthly Small Cap Bull 1.75X Fund	Russell 2000® Index	175%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	ICE U.S. Treasury 7-10 Year Bond Index	175%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund		-175%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, "Financial Services – Investment Companies".

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be a cash equivalent. The Funds are exposed to the credit risk of U.S. Bank through the holding of this cash equivalent. This cash equivalent is presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of February 29, 2024.

b) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value

DIREXION SEMI-ANNUAL REPORT

of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

DIREXION SEMI-ANNUAL REPORT

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually, or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy, or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 29, 2024 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$406,371	$—	$400,000	$6,371	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	24,995,393	—	22,510,000	2,485,393	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	7,148,769	—	6,720,000	428,769	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	667,651	—	667,651[1]	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	—	—	27,373	—	27,373[1]	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	2,231	—	—	2,231	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$638,165	$—	$—	$638,165	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	146,239	—	—	146,239	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	18,453,947	—	—	18,453,947	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly S&P 500® Bull 1.75X Fund	$4,052,143	$—	$—	$4,052,143	$—	$—	$—	$—
Direxion Monthly Small Cap Bull 1.75X Fund	275,849	—	—	275,849	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	—	—	—	85,924	—	85,924[1]	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	22,852	—	—	22,852	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund, collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT

The tax character of distributions during the six months ended February 29, 2024 and year ended August 31, 2023 were as follows:

	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$833,217	$—	$—	$1,685,533	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	27,963	—	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1,780,224	—	—	—	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	660,881	—	—	—	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	83,098	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	197,048	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	85,129	—	—	—	—	—

As of August 31, 2023, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$(3,941,404)	$567,113	$93,960,220
Undistributed ordinary income (loss)	1,954	27,963	1,780,224
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	1,954	27,963	1,780,224
Other accumulated earnings (losses)	(30,152,874)	(4,794,018)	(127,998,271)
Total accumulated earnings (losses)	$(34,092,324)	$(4,198,942)	$(32,257,827)
	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Net unrealized appreciation/(depreciation)	$7,275,663	$114,742	$(360,509)
Undistributed ordinary income (loss)	660,881	83,098	197,048
Undistributed capital gain (loss)	—	—	—
Total distributable earnings (losses)	660,881	83,098	197,048
Other accumulated earnings (losses)	(7,982,228)	(8,319,199)	(7,306,190)
Total accumulated earnings (losses)	$(45,684)	$(8,121,359)	$(7,469,651)

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Net unrealized appreciation/(depreciation)	$862,939
Undistributed ordinary income (loss)	154,961
Undistributed capital gain (loss)	—
Total distributable earnings (losses)	154,961
Other accumulated earnings (losses)	(20,194,900)
Total accumulated earnings (losses)	$(19,177,000)

DIREXION SEMI-ANNUAL REPORT

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of February 29, 2024 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bull 1.75X Fund
Tax cost of investments	$38,075,454	$8,303,687	$238,719,782
Gross unrealized appreciation	1,659,314	756,380	69,640,461
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$1,659,314	$756,380	$69,640,461
	Direxion Monthly S&P 500® Bull 1.75X Fund	Direxion Monthly Small Cap Bull 1.75X Fund	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Tax cost of investments	$68,103,946	$7,369,559	$6,049,494
Gross unrealized appreciation	11,758,893	742,636	191,252
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$11,758,893	$742,636	$191,252

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Tax cost of investments	$290,000
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2023. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2023.

At August 31, 2023, no Funds deferred, on a tax basis, qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

At August 31, 2023, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$19,482,552	$10,670,322	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,370,736	—	926
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	127,998,271	—	—
Direxion Monthly S&P 500® Bull 1.75X Fund	7,982,228	—	—
Direxion Monthly Small Cap Bull 1.75X Fund	8,319,199	—	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	7,065,653	240,537	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	20,194,900	—	—
Capital Loss Utilized:
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	9,001

DIREXION SEMI-ANNUAL REPORT

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation. Direxion Monthly NASDAQ-100® Bull 1.25X Fund has $3,423,282 of capital losses that are subject to an annual limitation.

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2024, open Federal and state income tax years include the tax years ended August 31, 2020 through August 31, 2023. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended February 29, 2024. Purchases represent the aggregate purchases of investments excluding short-term investment purchases and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments and swap contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$112,824,764	$95,070,541
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	26,418,567	25,765,980
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	32,925,675	10,579,427
Direxion Monthly S&P 500® Bull 1.75X Fund	12,192,361	—
Direxion Monthly Small Cap Bull 1.75X Fund	—	618,750
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	14,260,213	12,153,882
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 29, 2024.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

DIREXION SEMI-ANNUAL REPORT

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	1.35%
Direxion Monthly S&P 500® Bull 1.75X Fund	1.35%
Direxion Monthly Small Cap Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2024	August 31, 2025	August 31, 2026	February 28, 2027	Recoupment Amount
Direxion Monthly High Yield Bull 1.2X Fund	$537	$16,606	$—	$—	$74,568	$16,606	$91,174
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	38,464	30,357	53,475	47,888	38,464	170,184
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	24,723	3,974	—	—	51,018	3,974	54,992
Direxion Monthly S&P 500® Bull 1.75X Fund	8,861	7,236	—	21,637	83,997	7,236	112,870
Direxion Monthly Small Cap Bull 1.75X Fund	—	17,818	21,224	38,003	35,917	17,818	112,962
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	—	14,095	14,659	43,334	40,584	14,095	112,672
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	29,962	23,179	46,998	43,617	29,962	143,756

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 29, 2024 is presented on the Statements of Assets and Liabilities as Due from (to) Adviser, net.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

DIREXION SEMI-ANNUAL REPORT

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 29, 2024.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$37,294,768	$2,440,000	$12,453,242	$638,165	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	7,275,986	1,784,081	5,513,405	552,610	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	236,650,413	71,709,830	134,581,708	43,449,340	—
Direxion Monthly S&P 500® Bull 1.75X Fund	58,632,839	21,230,000	35,513,040	11,200,912	—
Direxion Monthly Small Cap Bull 1.75X Fund	5,410,254	2,701,941	4,779,813	943,500	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	4,139,273	2,101,473	2,153,744	—	(113,297)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	290,000	621,450	25,083	—

For further information regarding each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2024, the Funds were invested in swap contracts.

At February 29, 2024, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$638,165	$—	$—	$638,165
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	552,610	—	552,610
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	—	43,449,340	—	43,449,340
Direxion Monthly S&P 500® Bull 1.75X Fund	—	11,200,912	—	11,200,912
Direxion Monthly Small Cap Bull 1.75X Fund	—	943,500	—	943,500
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	—	25,083	25,083

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$—	$—	$113,297	$113,297

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the six months ended February 29, 2024, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$1,953	$—	$—	$460,432	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	1,438,049	—	—	127,262	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	Swap Contracts	—	71,665,372	—	—	(11,708,017)	—
Direxion Monthly S&P 500® Bull 1.75X Fund	Swap Contracts	—	3,375,967	—	—	9,499,476	—
Direxion Monthly Small Cap Bull 1.75X Fund	Swap Contracts	—	123,670	—	—	710,999	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	Swap Contracts	—	—	674,390	—	—	(37,233)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	Swap Contracts	—	—	2,133,415	—	—	(859,746)

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

DIREXION SEMI-ANNUAL REPORT

For the six months ended February 29, 2024, the average quarterly volume of the derivatives held by each of the Funds was as follows:

Quarterly Average Gross	Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$16,501,156	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	8,031,617	—
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	419,917,067	—
Direxion Monthly S&P 500® Bull 1.75X Fund	117,869,162	—
Direxion Monthly Small Cap Bull 1.75X Fund	14,190,639	—
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	11,685,466	—
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	—	10,319,415

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, 175%, and -175% calendar month performance of their respective indices.

7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

Direxion Monthly High Yield Bull 1.2X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, paid income distributions in the amount of $0.0744 and $1.0102 per share, respectively, with a record date of March 15, 2024 and ex-date and payable date of March 18, 2024.

Direxion Monthly High Yield Bull 1.2X Fund and Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, paid income distributions in the amount of $0.1071 and $0.5707 per share, respectively, with a record date of April 15, 2024 and ex-date and payable date of April 16, 2024.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 17, 2023 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment adviser to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2022 through October 31, 2023 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period;

•  There were no material changes to the Liquidity Program during the Report Period; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 55	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Chief Executive Officer, Rafferty Asset Management, LLC, April 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	101	None.
Angela Brickl(2) Age: 47	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC since September 2022; Chief Operating Officer, Rafferty Asset Management, LLC May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	101	None.

(1)  Mr. O'Neill is affiliated with Rafferty because he owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Board Member, Algorithmic Research and Trading, since 2022; Director, AIM, since 2021; Board Advisor, University Common Real Estate, since 2012; Partner, King Associates, LLP, since 2004; Principal, Grey Oaks LLP, since 2003.	101	None.
Kathleen M. Berkery Age: 56	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Metro Physical & Aquatic Therapy, LLC, since 2023; Chief Financial Officer, Student Sponsor Partners, 2021 – 2023; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, 2018 – 2021.	101	None.
Carlyle Peake Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	101	None.
Mary Jo Collins Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Receiver of Taxes, Town of North Homestead, since January 2024; Managing Director, B. Riley Financial, March – December 2022; Managing Director, Imperial Capital LLC, from 2020-2022; Director, Royal Bank of Canada, 2014 – 2020; Trustee, Village of Flower Hill, 2020.	101	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 47	President	Since 2022
			President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	N/A	N/A
Todd Sherman Age: 43	Chief Compliance Officer	Since 2023	Chief Risk Officer, Rafferty Asset Management, LLC, since 2018; SVP Head of Risk, 2012 – 2018.	N/A	N/A
Patrick J. Rudnick Age: 50	Principal Executive Officer	Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Corey Noltner Age: 35	Principal Financial Officer	Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, Since October 2015.	N/A	N/A
Alyssa Sherman Age: 35	Secretary	Since 2022	Assistant General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(2)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI–ANNUAL REPORT FEBRUARY 29, 2024

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxion.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

FEBRUARY 29, 2024

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxion.com

Table of Contents

Letter to Shareholders	4
Expense Example	8
Allocation of Portfolio Holdings	9
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to the Financial Statements	17
Supplemental Information	22
Board Review of Liquidity Risk Management Program	23
Trustees and Officers	24

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund") and covers the period from September 1, 2023 to February 29, 2024 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser") and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser"). The Fund offers an Institutional Class and Investor Class.

Fund & Market Commentary:

The Institutional Class posted a return of 7.16% and the Investor Class 7.04% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% of the Bloomberg Intermediate U.S. Government/Credit Bond Index and 40% S&P 500® Index, returned 7.14% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 29, 2024 was 3.10% and 2.85% for the Institutional Class and Investor Class, respectively.

Over the course of the Semi-Annual Period, the portfolio management team was more positive on the overall economic and market outlook, which was reflected in the allocation changes to the portfolio. After the rate hiking cycle the Federal Reserve initiated in 2022 to stem rapid inflation, two things happened. First off, the rate of inflation began to recede according to plan because of higher rates and a freeing of the supply chain issues spurned by the Covid pandemic. Secondly, the Fed openly signaled they were done raising rates in light of the improved data and instead pivoted towards a regime of lowering rates. After further data releases, it appears that rate cutting may not play out as aggressively as the market predicted, but nonetheless, the dovish pivot provided fuel to the fire which sent the markets on a late year rally in 2023. The team at Hilton not only recognized the shift but adjusted the portfolio accordingly to attempt to capitalize on this market cycle change. During this Semi-Annual Period, the S&P 500 rose 12.85%, most of which occurred after the late October Fed pivot. On the fixed income side, we also saw bonds rally in response to the Fed, with the Bloomberg Intermediate U.S. Government/Credit Index rising by 2.84%. The economy was able to deliver reasonable growth, and corporate earnings for the fourth quarter of 2023 outperformed estimates. Although analysts had predicted negative earnings growth, corporate earnings for the S&P 500 Index grew by 8% on a quarter-over-quarter basis. The resilient consumer spending and a new artificial intelligence (AI) technology driven market cycle were the backbones of those corporate earnings.

One of the key characteristics of the Tactical Income strategy is the ability of the portfolio management team to seek to tactically adjust the risk characteristics in the portfolio to match the macro-outlook and corresponding market outlook. This dynamic model enabled the team to add risk as the aforementioned market developments came to light. We express adding risk in two ways: first, by allocating more capital to the equity portion of the portfolio and secondly, by adding more credit exposure to the fixed income portion of the portfolio. Through the Semi-Annual Period the team did both. On the equity side, our overall equity exposure rose from 40.6% to 47.7%. The sectors with the largest allocation increase were: Financials, up 3.2%, Consumer Discretionary, up 2.7% and Technology, up 0.8%. We slightly reduced exposure to the Energy, Health Care and Consumer Staples sectors. On the fixed income side, the team made changes in line with the risk mandate. We lowered our U.S. treasury exposure from 32.9% to 19%. That 13.9% reduction was reallocated to equities and the following fixed income asset classes: preferred stock, up 3.2%, triple A rated collateralized loan obligations, up 3% and bank loans, up 3%. Overall, the "risk-on" portfolio positioning added to performance in the post Fed pivot environment. The other important mandate for the portfolio is to provide income. The shift to a more risk-on position allowed the portfolio yield to increase from 3.6% to 4.1%.

Principal Investment Strategy:

The Hilton Tactical Income Fund primarily seeks income, with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund employs a disciplined approach to balancing fixed income investments, with historically higher income producing equity investments, focusing on minimizing absolute risk and volatility. The

DIREXION SEMI-ANNUAL REPORT
4

Subadviser generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation but may also invest in options to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchanged traded-funds ("ETFs"), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchanged-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund's equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two-tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadviser's investment criteria. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Subadviser makes asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

As we approach the 10-year anniversary of the Hilton Tactical Income Fund, Hilton Capital would like to thank our investors who have been on this journey with us. Ten years for a mutual fund is a historic milestone, and we realize we would not have made it here without you.

DIREXION SEMI-ANNUAL REPORT
5

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit www.direxion.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact the Direxion Funds at 1.800.851.0511 or visit www.direxion.com. The Fund's prospectus or summary prospectus should be read carefully before investing.

Risks of the Fund – Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADRs which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic and regulatory expenses. The fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatment. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the Fund invests in ETFs and ETNs, it is subject to additional risks that do not apply to conventional mutual funds. ETF risks includes the risks that the market price of the shares may trade at a discount to its net asset value, an active secondary trading market may not develop or maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risks includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt. Please read the prospectus for a more complete description of these and other risks of the Fund.

DIREXION SEMI-ANNUAL REPORT
6

Index Descriptions – Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

The Bloomberg Intermediate U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Bond Index with less than 10 years to maturity. The index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
7

Expense Example (Unaudited)

February 29, 2024

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 – February 29, 2024).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 29, 2024

	Annualized Expense Ratio	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	0.87%	$1,000.00	$1,071.60	$4.48
Based on hypothetical 5% return	0.87%	1,000.00	1,020.54	4.37
Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.12%	1,000.00	1,070.40	5.77
Based on hypothetical 5% return	1.12%	1,000.00	1,019.29	5.62

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days (the number of days in the period of September 1, 2023 to February 29, 2024), then divided by 366.

DIREXION SEMI-ANNUAL REPORT
8

Allocation of Portfolio Holdings (Unaudited)

February 29, 2024

	Common Stock	Investment Companies	U.S. Government Obligations	Corporate Bonds	Preferred Stocks	Cash*	Total
Hilton Tactical Income Fund	35%	28%	19%	14%	2%	2%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 29, 2024

Shares/ Principal		Fair Value
COMMON STOCKS - 35.2%
Banks - 1.8%
3,175	Cullen/Frost Bankers, Inc.	$344,519
4,125	JPMorgan Chase & Co.	767,498
17,810	Wells Fargo & Co.	990,058
		2,102,075
Beverages - 1.7%
6,035	PepsiCo, Inc.	997,827
17,780	The Coca-Cola Co.	1,067,156
		2,064,983
Biotechnology - 0.5%
2,080	Amgen, Inc.	569,566
Building Products - 0.4%
9,149	Carrier Global Corp.	508,502
Capital Markets - 2.6%
7,565	Ares Management Corp.	1,003,346
33,045	Blue Owl Capital, Inc.	593,488
4,630	The Blackstone Group, Inc.	591,807
2,325	The Goldman Sachs Group Inc.	904,541
		3,093,182
Commercial Services & Supplies - 1.1%
7,430	Republic Services, Inc.	1,364,148
Consumer Staples Distribution & Retail - 1.0%
4,170	Target Corp.	637,676
10,050	Walmart, Inc.	589,031
		1,226,707
Financial Services - 1.6%
8,015	Apollo Global Management, Inc.	896,077
3,535	Visa, Inc.	999,132
		1,895,209
Food Products - 0.4%
6,565	McCormick & Co., Inc.	452,066
Health Care Equipment & Supplies - 1.0%
2,780	Becton, Dickinson and Co.	654,829
4,615	Zimmer Biomet Holdings, Inc.	573,921
		1,228,750
Health Care Providers & Services - 0.7%
1,575	UnitedHealth Group, Inc.	777,420
Hotels, Restaurants & Leisure - 1.5%
3,495	Darden Restaurants, Inc.	596,632
4,075	McDonald's Corp.	1,191,041
		1,787,673
Household Durables - 0.6%
4,575	Lennar Corp.	725,183
Industrial Conglomerates - 0.3%
1,800	Honeywell International, Inc.	357,714
Industrial REITs - 0.5%
4,800	Prologis, Inc.	639,696
Insurance - 0.3%
7,885	Fidelity National Financial, Inc.	398,823
IT Services - 3.2%
3,260	Accenture PLC (Ireland)	1,221,783
Shares/ Principal		Fair Value
IT Services (continued)
8,675	Booz Allen Hamilton Holding Corp.	$1,281,384
7,880	Thomson Reuters Corp.	1,243,385
		3,746,552
Pharmaceuticals - 3.1%
20,730	AstraZeneca PLC (United Kingdom)	1,330,037
1,350	Eli Lilly & Co.	1,017,468
4,770	Merck & Co., Inc.	606,505
6,530	Novo Nordisk A/S (Denmark)	782,098
		3,736,108
Residential REITs - 0.5%
3,245	AvalonBay Communities, Inc.	574,462
Semiconductors & Semiconductor Equipment - 2.7%
8,230	Applied Materials, Inc.	1,659,333
12,220	Taiwan Semiconductor Manufacturing Co Ltd. (China)	1,572,347
		3,231,680
Software - 3.6%
8,840	Microsoft Corp.	3,656,578
5,180	Oracle Corp.	578,502
		4,235,080
Specialized REITs - 0.5%
1,970	Public Storage	559,224
Specialty Retail - 3.2%
3,260	The Home Depot, Inc.	1,240,789
12,605	The TJX Companies, Inc.	1,249,660
5,160	Tractor Supply Co.	1,312,291
		3,802,740
Technology Hardware, Storage & Peripherals - 1.9%
12,335	Apple, Inc.	2,229,551
Textiles, Apparel & Luxury Goods - 0.5%
6,160	NIKE, Inc.	640,209
	TOTAL COMMON STOCKS (Cost $31,093,002)	$41,947,303
INVESTMENT COMPANIES - 27.8%
40,470	Alerian MLP ETF	$1,849,074
35,495	Ares Capital Corp.	718,064
61,280	Communication Services Select Sector SPDR Fund	4,863,181
13,980	Energy Select Sector SPDR Fund	1,204,237
78,540	Invesco Senior Loan ETF	1,658,765
125,425	iShares Preferred & Income Securities ETF	4,036,176
151,975	Janus Henderson AAA CLO ETF	7,705,132
95,110	JPMorgan Nasdaq Equity Premium Income ETF	5,068,412
101,765	SPDR Blackstone Senior Loan ETF	4,278,201
17,815	Utilities Select Sector SPDR Fund	1,106,312
8,375	Vanguard Short-Term Corporate Bond ETF	645,126
	TOTAL INVESTMENT COMPANIES (Cost $30,884,875)	$33,132,680

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Hilton Tactical Income Fund

Schedule of Investments, continued (Unaudited)

February 29, 2024

Shares/ Principal		Fair Value
U.S. GOVERNMENT OBLIGATIONS - 19.0%
	U.S. Treasury Note
9,160,000	4.13%, 09/30/2027	$9,083,607
4,395,000	3.88%, 12/31/2027	4,319,976
8,830,000	5.50%, 08/15/2028	9,260,118
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $22,741,212)	$22,663,701
CORPORATE BONDS - 14.3%
Aerospace & Defense - 0.9%
	Lockheed Martin Corp.
565,000	3.55%, 01/15/2026	$550,669
	Raytheon Technologies Corp.
570,000	4.13%, 11/16/2028	547,043
		1,097,712
Banks - 1.3%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	460,177
	Truist Financial Corp.
560,000	5.90%, 10/28/2026	562,473
	U.S. Bancorp
560,000	5.73%, 10/21/2026	562,522
		1,585,172
Biotechnology - 0.4%
	Amgen, Inc.
510,000	2.60%, 08/19/2026	481,359
Broadline Retail - 0.7%
	Amazon.com, Inc.
835,000	4.65%, 12/01/2029	835,395
Capital Markets - 0.6%
	Ares Capital Corp.
445,000	7.00%, 01/15/2027	453,686
	Ares Management Corp.
100,000	6.38%, 11/10/2028	104,221
	Fidus Investment Corp.
200,000	3.50%, 11/15/2026	178,294
		736,201
Consumer Finance - 0.5%
	Toyota Motor Credit Corp.
585,000	4.63%, 01/12/2028	581,580
Consumer Staples Distribution & Retail - 0.6%
	Walmart, Inc.
765,000	3.95%, 09/09/2027	749,782
Entertainment - 0.5%
	Netflix, Inc.
550,000	5.88%, 11/15/2028	569,289
Financial Services - 1.5%
	Athene Holding Ltd.
280,000	4.13%, 01/12/2028	268,349
	Berkshire Hathaway, Inc.
600,000	3.13%, 03/15/2026	579,694
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	514,785
Shares/ Principal		Fair Value
Financial Services (continued)
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	$425,257
		1,788,085
Food Products - 0.2%
	The Hershey Company
275,000	4.25%, 05/04/2028	270,507
Household Products - 0.5%
	The Procter & Gamble Company
570,000	3.95%, 01/26/2028	560,282
Industrial REITs - 0.5%
	Prologis LP
575,000	4.88%, 06/15/2028	574,292
Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
585,000	4.38%, 03/15/2029	571,565
Interactive Media & Services - 0.5%
	Meta Platforms, Inc.
600,000	3.50%, 08/15/2027	574,795
IT Services - 0.3%
	PayPal Holdings, Inc.
330,000	3.90%, 06/01/2027	318,999
Life Sciences Tools & Services - 0.6%
	Thermo Fisher Scientific, Inc.
760,000	5.00%, 01/31/2029	764,486
Media - 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	460,972
Pharmaceuticals - 0.9%
	Merck & Co, Inc.
585,000	4.05%, 05/17/2028	573,337
	Pfizer, Inc.
455,000	3.60%, 09/15/2028	434,741
		1,008,078
Retail REITs - 0.5%
	Realty Income Corp.
590,000	4.85%, 03/15/2030	578,299
Semiconductors & Semiconductor Equipment - 0.5%
	Texas Instruments, Inc.
565,000	4.60%, 02/15/2028	563,863
Software - 0.7%
	Intuit, Inc.
570,000	5.13%, 09/15/2028	577,682
	Oracle Corp.
345,000	2.88%, 03/25/2031	297,722
		875,404
Specialized REITs - 0.5%
	Extra Space Storage LP
555,000	5.70%, 04/01/2028	562,907
Technology Hardware, Storage & Peripherals - 0.7%
	Apple, Inc.
865,000	4.00%, 05/10/2028	846,137
	TOTAL CORPORATE BONDS (Cost $17,092,366)	$16,955,161

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Hilton Tactical Income Fund

Schedule of Investments, continued (Unaudited)

February 29, 2024

Shares/ Principal		Fair Value
PREFERRED STOCKS - 1.6%
Banks - 0.7%
	KeyCorp
6,000	6.20%, 03/15/2172	$137,100
	Pinnacle Financial Partners, Inc.
14,000	6.75%, 03/01/2173	329,560
	Wintrust Financial Corp.
13,970	6.88%, 04/15/2172	351,206
		817,866
Capital Markets - 0.6%
	Atlantic Union Bankshares Corp.
15,868	6.88%, 03/01/2173	383,053
	WesBanco, Inc.
14,450	6.75%, 02/15/2173	343,910
		726,963
Financial Services - 0.1%
	Apollo Global Management, Inc.
6,500	7.63%, 09/15/2053	173,875
Insurance - 0.2%
	The Allstate Corp.
7,756	7.38%, 04/15/2172	211,196
	TOTAL PREFERRED STOCKS (Cost $2,004,016)	$1,929,900
SHORT TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
4,226,077	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 5.25% (a)	$4,226,077
	TOTAL SHORT TERM INVESTMENTS (Cost $4,226,077)	$4,226,077
	TOTAL INVESTMENTS - 101.5% (Cost $108,041,548)	$120,854,822
	Liabilities in Excess of Other Assets - (1.5)%	(1,843,508)
	TOTAL NET ASSETS - 100.0%	$119,011,314

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2024.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Assets and Liabilities (Unaudited)

February 29, 2024

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$120,854,822
Receivable for Fund shares sold	59,194
Dividends, interest and reclaims receivable	562,920
Prepaid expenses and other assets	26,384
Total Assets	121,503,320
Liabilities:
Payable for Fund shares redeemed	178,482
Due to custodian	2,166,902
Due to Adviser, net (Note 4)	54,863
Accrued distribution expenses	3,263
Accrued expenses and other liabilities	88,496
Total Liabilities	2,492,006
Net Assets	$119,011,314
Net Assets Consist of:
Capital stock	$111,259,873
Total distributable earnings	7,751,441
Net Assets	$119,011,314
Cost of Investments	$108,041,548
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$102,410,618
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,910,078
Net asset value, redemption price and offering price per share	$17.33
Investor Class Shares:
Net assets	$16,600,696
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	960,059
Net asset value, redemption price and offering price per share	$17.29

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Operations (Unaudited)

For the Six Months Ended February 29, 2024

Hilton Tactical Income Fund
Investment Income:
Dividend income (net of withholding tax of $2,935)	$1,104,652
Interest income	1,169,924
Total investment income	2,274,576
Expenses:
Investment advisory fees (Note 4)	452,514
Accounting fees	61,780
Professional fees	40,249
Distribution expenses – Investor Class (Note 4)	18,068
State registration fees	17,493
Management service fees (Note 4)	14,074
Reports to shareholders	12,672
Insurance fees	10,396
Trustees' fees	9,145
Administration fees	6,581
Other	9,403
Total expenses	652,375
Less: Reimbursement of expenses from Adviser (Note 4)	(135,969)
Net expenses	516,406
Net investment income	1,758,170
Realized and unrealized gain on investments:
Net realized gain on:
Investments	480,960
480,960
Change in net unrealized appreciation on:
Investments	5,748,740
5,748,740
Net realized and unrealized gain	6,229,700
Net increase in net assets resulting from operations	$7,987,870

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,758,170	$3,039,532
Net realized gain (loss)	480,960	(4,608,223)
Change in net unrealized appreciation	5,748,740	2,945,766
Net increase in net assets resulting from operations	7,987,870	1,377,075
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(1,649,228)	(2,651,675)
Investor Class Shares	(219,851)	(385,717)
Return of capital
Institutional Class Shares	—	(421,269)
Investor Class Shares	—	(61,278)
Total distributions to shareholders	(1,869,079)	(3,519,939)
Capital share transactions:
Total decrease in net assets from net change in capital share transactions(a)	(2,129,554)	(2,886,130)
Total increase (decrease) in net assets	3,989,237	(5,028,994)
Net assets:
Beginning of year/period	115,022,077	120,051,071
End of year/period	$119,011,314	$115,022,077

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	705,051	$11,739,445	1,426,279	$23,375,516
Investor Class Shares	173,996	2,944,756	221,521	3,586,339
Shares issued in reinvestment of distributions
Institutional Class Shares	95,956	1,584,501	179,281	2,937,929
Investor Class Shares	11,775	194,278	24,055	393,464
Shares redeemed
Institutional Class Shares	(1,018,183)	(16,965,905)	(1,580,432)	(25,764,913)
Investor Class Shares	(98,231)	(1,626,629)	(454,050)	(7,414,465)
Net decrease	(129,636)	$(2,129,554)	(183,346)	$(2,886,130)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Financial Highlights

February 29, 2024

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 29, 2024 (Unaudited)	$16.44	$0.26	$0.90	$1.16	$(0.27)	$—	$—	$(0.27)	$	—[6]	$17.33	7.16%	$102,411	1.11%	0.87%	3.10%	41%
Year ended August 31, 2023	16.72	0.43	(0.21)	0.22	(0.43)	—	(0.07)	(0.50)		—[6]	16.44	1.37%	100,711	1.15%	0.87%	2.65%	93%
Year ended August 31, 2022	18.51	0.21	(1.51)	(1.30)	(0.49)	—	—	(0.49)		—[6]	16.72	-7.13%	102,016	1.09%	0.87%	1.17%	103%
Year ended August 31, 2021	16.27	0.25	2.49	2.74	(0.27)	—	(0.23)	(0.50)		—[6]	18.51	17.19%	104,044	1.10%	0.87%	1.45%	112%
Year ended August 31, 2020	17.41	0.40	(0.97)	(0.57)	(0.27)	—	(0.30)	(0.57)		—[6]	16.27	-3.26%	87,894	1.18%	0.93%	2.40%	101%
Year ended August 31, 2019	16.95	0.46	0.66	1.12	(0.47)	(0.19)	—	(0.66)		—[6]	17.41	6.92%	126,052	1.26%	0.98%	2.74%	63%
Investor Class Shares
Six Months Ended February 29, 2024 (Unaudited)	16.40	0.24	0.90	1.14	(0.25)	—	—	(0.25)		—[6]	17.29	7.04%	16,601	1.36%	1.12%	2.86%	41%
Year ended August 31, 2023	16.68	0.39	(0.21)	0.18	(0.40)	—	(0.06)	(0.46)		—[6]	16.40	1.12%	14,311	1.40%	1.12%	2.38%	93%
Year ended August 31, 2022	18.48	0.16	(1.51)	(1.35)	(0.45)	—	—	(0.45)		—[6]	16.68	-7.41%	18,035	1.34%	1.12%	0.92%	103%
Year ended August 31, 2021	16.24	0.20	2.50	2.70	(0.25)	—	(0.21)	(0.46)		—[6]	18.48	16.94%	20,160	1.34%	1.12%	1.18%	112%
Year ended August 31, 2020	17.38	0.34	(0.95)	(0.61)	(0.25)	—	(0.28)	(0.53)		—[6]	16.24	-3.49%	13,244	1.42%	1.18%	2.06%	101%
Year ended August 31, 2019	16.93	0.41	0.66	1.07	(0.43)	(0.19)	—	(0.62)		—	17.38	6.61%	16,439	1.51%	1.23%	2.44%	63%

1  Net investment income per share represents net investment income divided by the daily average shares of benefiicial interest outstanding throughout each year/period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement.

5  Portfolio turnover rate is not annualized and is calculated without regard to short-term securities have a maturity of less than one year.

6  Amount is less than $0.005. Redemption Fees Paid to Fund are included in the Statement of Changes in Net Assets "Shares redeemed" for each share class.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
16

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 29, 2024

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has eight series, of which one is included in this report: the Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser") and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser").

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed, or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, "Financial Services – Investment Companies".

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions

DIREXION SEMI-ANNUAL REPORT
17

of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Distributions received from the Fund's investments in investment companies and REITs are accounted for based on the tax character of the distribution and can be comprised of ordinary income, capital gains and return of capital, as applicable. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 29, 2024, and year ended August 31, 2023, were as follows:

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Distributions paid from:
Ordinary Income	$1,869,079	$3,037,392
Long-Term Capital Gains	—	—
Return of Capital	—	482,547
Total Distributions paid	$1,869,079	$3,519,939

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2023. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT
18

As of August 31, 2023, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$6,976,657
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(5,344,007)
Total accumulated earnings/(losses)	$1,632,650

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The cost basis for investments for federal income tax purposes as of February 29, 2024, was as follows:

Tax cost of investments	$108,041,548
Gross unrealized appreciation	13,843,801
Gross unrealized depreciation	(1,030,527)
Net unrealized appreciation/(depreciation)	$12,813,274

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2023. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2023. For the year ended August 31, 2023, the Fund deferred $0 of qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2023, the Fund had short-term and long-term capital loss carryforwards on a tax basis of $4,676,366 and $667,641, respectively. The Fund utilized $0 of prior year capital losses.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2024, open Federal and state income tax years include the tax years ended August 31, 2020 through August 31, 2023. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT
19

3.  INVESTMENT TRANSACTIONS

During the six months ended February 29, 2024, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $45,437,467 and $45,993,457, respectively.

Of the aggregate purchases and sales of investments in the Fund during the six months ended February 29, 2024, $12,457,587 were purchases of long-term U.S. Government securities and $28,069,862 were sales of long-term U.S. Government securities.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.79%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class based on an annual rate of 1.12% for Investor Class Shares and 0.87% for Institutional Class Shares applied to the average daily net assets of each respective Share Class.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Subadviser recouped, waived and the amounts available for potential recoupments by the Subadviser.

		Potential Recoupment Amounts Expiring:				Total Potential
Expenses Recouped	Expenses Reimbursed	August 31, 2024	August 31, 2025	August 31, 2026	February 28, 2027	Recoupment Amount
$—	$135,969	$129,767	$271,847	$322,570	$135,969	$860,153

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 29, 2024, is presented on the Statement of Assets and Liabilities as Due to Adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Foreside Fund Services, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

DIREXION SEMI-ANNUAL REPORT
20

and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,947,303	$—	$—	$41,947,303
Investment Companies	33,132,680	—	—	33,132,680
U.S. Government Obligations	22,663,701	—	—	22,663,701
Corporate Bonds	—	16,955,161	—	16,955,161
Preferred Stocks	1,929,900	—	—	1,929,900
Short Term Investments	4,226,077	—	—	4,226,077

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Fund paid an income distribution with a record date of February 29, 2024 and ex-date and payable date of March 1, 2024 to its Investor Class shareholders in the amount of $0.0425 per share and to its Institutional Class shareholders in the amount of $0.0460 per share.

The Fund paid an income distribution with a record date of March 28, 2024 and ex-date and payable date of April 1, 2024 to its Investor Class shareholders in the amount of $0.0483 per share and to its Institutional Class shareholders in the amount of $0.0520 per share.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 17, 2023 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment adviser to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2022 through October 31, 2023 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period;

•  There were no material changes to the Liquidity Program during the Report Period; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 55	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Chief Executive Officer, Rafferty Asset Management, LLC, April 2021 – September 2022; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	101	None.
Angela Brickl(2) Age: 47	Trustee	Lifetime of Trust until removal or resignation; Since 2022	President, Rafferty Asset Management, LLC since September 2022; Chief Operating Officer, Rafferty Asset Management, LLC May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	101	None.

(1)  Mr. O'Neill is affiliated with Rafferty because he owns a beneficial interest in Rafferty.

(2)  Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Board Member, Algorithmic Research and Trading, since 2022; Director, AIM, since 2021; Board Advisor, University Common Real Estate, since 2012; Partner, King Associates, LLP, since 2004; Principal, Grey Oaks LLP, since 2003.	101	None.
Kathleen M. Berkery Age: 56	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Metro Physical & Aquatic Therapy, LLC, since 2023; Chief Financial Officer, Student Sponsor Partners, 2021 – 2023; Senior Manager – Trusts & Estates, Rynkar, Vail & Barrett, LLC, 2018 – 2021.	101	None.
Carlyle Peake Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	101	None.
Mary Jo Collins Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Receiver of Taxes, Town of North Homestead, since January 2024; Managing Director, B. Riley Financial, March – December 2022; Managing Director, Imperial Capital LLC, from 2020 – 2022; Director, Royal Bank of Canada, 2014 – 2020; Trustee, Village of Flower Hill, 2020.	101	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
25

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(1) Age: 47	President	Since 2022
			President, Rafferty Asset Management, LLC, from September 2022; Chief Operating Officer, Rafferty Asset Management, LLC, May 2021 – September 2022; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, September 2012 – March 2023.	N/A	N/A
Todd Sherman Age: 43	Chief Compliance Officer	Since 2023	Chief Risk Officer, Rafferty Asset Management, LLC, since 2018; SVP Head of Risk, 2012 – 2018.	N/A	N/A
Patrick J. Rudnick Age: 50	Principal Executive Officer	Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Corey Noltner Age: 35	Principal Financial Officer	Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, Since October 2015.	N/A	N/A
Alyssa Sherman Age: 35	Secretary	Since 2022	Assistant General Counsel, Rafferty Asset Management, LLC, since April 2021; Associate, K&L Gates LLP, September 2015 – March 2021.	N/A	N/A

(1)  Ms. Brickl serves on the Board of Trustees of the Direxion Funds and Direxion Shares ETF Trust.

(2)  Pursuant to the Trust's By-laws, each officer shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, removal or resignation. Officers serve at the pleasure of the Board of Trustees and may be removed at any time with or without cause.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 79 of the 93 funds registered with the SEC and the Direxion Funds which, as of the date of this Report, offers for sale to the public 8 funds registered with the SEC.

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26

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27

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402

Distributor

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund's Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/6/2024

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	5/6/2024